Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

Corvus Capital Limited

Corvus Capital Limited (“Corvus”) is a significant investor in the Company through subscribing to 1 common share prior to the closing of the Merger on September 22, 2023. The share held by Corvus on the closing date of the Merger were exchanged for shares of Conduit Pharmaceuticals Inc. common stock. The Chief Executive Officer of the Company is also the principal owner of Corvus. Occasionally, Corvus provides advisory services to the Company and is paid a fee for the services. As of June 30, 2026, and December 31, 2025, no advisory fees were due to Corvus.

For the three and six months ended June 30, 2026, the Company incurred director travel expenses payable to of $0.2 million and $0.4 million, respectively. For the three and six months ended June 30, 2025, the Company incurred director travel expenses payable of $0.3 million and $0.3 million, respectively.

Nirland

On August 6, 2024, the Company entered into the August 2024 Nirland Note with Nirland, a related party of the Company. The Company determined that Nirland was a related party due to Nirland’s ownership interest in the Company concurrently with the execution of the August 2024 Nirland Note. Additionally, on October 28, 2024, the Company issued the October 2024 Nirland Note to Nirland, and on October 31, 2024, the Company and Nirland amended the August 2024 Nirland Note, and on November 22, 2024, the Company and Nirland amended the August 2024 Nirland Note for a second time. During the six months ended June 30, 2025, the Company repaid Nirland through conversions and a final cash payment.

Sarborg

On December 12, 2024 and March 31, 2025, the Company entered into the Sarborg Service Agreement and the Sarborg Additional Agreement, respectively. During 2025, the Company and Sarborg also executed the First and Second Addendum to the Sarborg Additional Agreement.

Sarborg is considered to be a related party of CDT, as Dr. Andrew Regan, Chief Executive Officer of CDT, also sits on the board of directors of Sarborg and is a shareholder of Sarborg through his ownership of Corvus, Chele Chiavacci Farley, a director of CDT is also a shareholder of Sarborg and Ulrik Olsen, a director of CDT is also a shareholder of Sarborg.

During the three months ended June 30, 2026 and 2025, the Company recorded $0.1 million and $1.6 million, respectively, as research and development expense related to the Sarborg arrangements. During the six months ended June 30,2026 and 2025, the Company recorded $0.6 million and $2.4 million, respectively,as research and development expense related to the Sarborg arrangements.

On March 31, 2025, the Company issued 62 fully vested unregistered shares of Common Stock to prepay amounts due under the Sarborg Additional Agreement. The shares had a fair value of approximately $1.5 million and were recorded as a prepaid asset within the unaudited condensed consolidated balance sheets. As of June 30, 2026 and December 31, 2025, the remaining prepaid balance was $0.4 million and $0.6 million, respectively. Refer to Note 8 for additional information regarding the Company’s agreements with Sarborg. See Note 4 for discussion of the Company’s investment in Sarborg.

Manoira

On June 3, 2025, the Company entered into a joint development agreement (the “Joint Development Agreement”) with Manoira Corporation. Dr. Andrew Regan, Chief Executive Officer and member of the Board, also is a director and controlling member of Manoira. Through the Joint Development Agreement, the Company and Manoira intend to jointly evaluate AZD1656, and any of its derivatives, as well as AZD5658, in animal health indications and produce transitional data to inform the Company’s human clinical programs while exploring veterinary market opportunities. The Company delivered shares of the Company’s Common Stock worth $0.5 million to Manoira as its contribution to the Joint Development Agreement, with Manoira bearing all subsequent costs incurred during the joint development period. During the six months ended June 30, 2026 and 2025, there were no research and development expenses recorded in the unaudited condensed consolidated statement of operations and comprehensive loss. As of June 30, 2026, the Company has a $0.3 million prepaid expense related to the Joint Development Agreement recorded in the unaudited condensed consolidated balance sheet. As of December 31, 2025, the Company had a $0.3 million prepaid expense related to the Joint Development Agreement recorded in the consolidated balance sheet. Refer to Note 8 for additional details.

16. Related Party Transactions

Corvus Capital Limited

Corvus Capital Limited (“Corvus”) is a significant investor in the Company through subscribing to 1 common shares prior to the closing of the Merger on September 22, 2023. The shares held by Corvus on the closing date of the Merger were exchanged for shares of Conduit Pharmaceuticals Inc. common stock. The Chief Executive Officer and principal owner of Corvus is a member of Conduit’s board of directors. Occasionally, Corvus provides advisory services to the Company and is paid a fee for the services. As of December 31, 2025 and 2024, no advisory fees were due to Corvus.

For the years ended December 31, 2025 and 2024, the Company incurred director travel expenses payable to the member of the board of directors of approximately $0.4 million and $0.4 million, respectively. During the year ended December 31, 2025, the Company’s Compensation Committee approved a one-time payment of $0.4 million to Corvus in lieu of cash fees paid to the CEO.

Corvus - Sale of CPL

See Note 4 and Note 15 for discussion of the sale of CPL to Corvus.

Nirland

On August 6, 2024, the Company entered into the August 2024 Nirland Note with Nirland, a related party of the Company. The Company determined that Nirland was a related party due to Nirland’s ownership interest in the Company concurrently with the execution of the August 2024 Nirland Note. Additionally, on October 28, 2024, the Company issued the October 2024 Nirland Note to Nirland, and on October 31, 2024, the Company and Nirland amended the August 2024 Nirland Note, and on November 22, 2024, the Company and Nirland amended the August 2024 Nirland Note for a second time. During the first quarter of the year ended December 31, 2025, the Company repaid Nirland through conversions and a final cash payment. As of December 31, 2025, there was no remaining balance payable to Nirland. Refer to Note 8 and Note 16 above for additional information.

Sarborg

On December 12, 2024, the Company entered into the Sarborg Service Agreement with Sarborg. During 2025, the Company and Sarborg entered into the Sarborg Additional Agreement, First Addendum to the Sarborg Additional Agreement and the Second Addendum to the Sarborg Additional Agreement. Dr. Andrew Regan, a member of Conduit’s board of directors, also sits on the board of directors of Sarborg but does not have an equity interest in Sarborg. During the year ended December 31, 2025, the Company recorded $4.2 million as research and development expense related to the Sarborg Service Agreement. Refer to Note 10 above for additional information regarding the Company’s agreements with Sarborg.

Manoira

On June 3, 2025, the Company entered into a joint development agreement (the “Joint Development Agreement”) with Manoira Corporation. Dr. Andrew Regan, Chief Executive Officer and member of the Board, also is a director and controlling member of Manoira. Through the Joint Development Agreement, the Company and Manoira intend to jointly evaluate AZD1656, and any of its derivatives, as well as AZD5658, in animal health indications and produce transitional data to inform the Company’s human clinical programs while exploring veterinary market opportunities. The Company delivered shares of the Company’s Common Stock worth $0.5 million to Manoira as its contribution to the Joint Development Agreement, with Manoira bearing all subsequent costs incurred during the joint development period. During the year ended December 31, 2025, the Company recorded $0.1 million of research and development expense in the consolidated statement of operations and comprehensive loss. As of December 31, 2025, the Company has a $0.3 million prepaid expense related to the Joint Development Agreement recorded in the consolidated balance sheet. Refer to Note 10 for additional details.

Officers and Directors

On April 22, 2024, the Company issued in a private placement common stock purchase warrants (the “April Warrants”) to third parties which also included certain directors, to purchase up to an aggregate of less than one share of the Company’s common stock, in exchange for entering into a lock-up with respect to the shares of common stock held by such holder and for such directors, $375,000 per warrant. The April Warrants are not exercisable until one year after their date of issuance. Each April Warrant is exercisable into one share of the Company’s common stock at a price per share of $9,360,000 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. The April Warrants are classified within permanent equity on the consolidated balance sheets, as the settlement amount would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument). See Note 18 for additional information on the April 2024 Warrants.

As discussed above, in relation to Corvus, the Company’s Compensation Committee approved a one-time payment of $0.4 million to Corvus in lieu of cash fees paid to the CEO that was paid during the year ended December 31, 2025. There was no comparative activity during the year ended December 31, 2024.